Retirement Benefit Plans	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Retirement Benefit Plans
23.	RETIREMENT BENEFIT PLANS

a.	Defined contribution plans

1)
The pension plan under the R.O.C. Labor Pension Act (“LPA”) for the Group’s R.O.C. resident employees is a government-managed defined contribution plan. Based on the LPA, the Company and its subsidiaries in R.O.C. makes monthly contributions to employees’ individual pension accounts at 6% of their monthly salaries.

2)	Some other subsidiaries of the Group located in countries other than R.O.C. also make contributions at various ranges according to relevant local regulations.

b.	Defined benefit plans

1)
The Company and its subsidiaries in R.O.C. joined the defined benefit pension plan under the R.O.C. Labor Standards Law operated by the government. Pension benefits are calculated on the basis of the length of service and average monthly salaries of the last six months before retirement. The Company and its subsidiaries in R.O.C. make contributions based on a certain percentage of their domestic employees’ monthly salaries to a pension fund administered by the pension fund monitoring committee. Before the end of each year, the Company and its subsidiaries in R.O.C. assess the balance in the pension fund. If the balance in the pension fund is inadequate to pay retirement benefits for employees who conform to retirement requirements in the next year, the Company and its subsidiaries in R.O.C. are required to fund the difference in one appropriation that should be made by the end of March in the next year. Pension contributions are deposited in the Bank of Taiwan in the committee’s name and are managed by the Bureau of Labor Funds, Ministry of Labor (“the Bureau”); the Company and its subsidiaries in Taiwan have no right to influence the investment policy and strategy.

2)
Pension plans for certain subsidiaries of the Group stipulate that employees with service years exceeding agreed years are entitled to receive a lump-sum payment based on their length of service and the agreed salaries at the time of termination of employment.

3)
ASE, SPIL,
ASET
 and ASEE have pension plans for executive managers. Pension costs under the plans were NT$11,898 thousand, NT$10,434 thousand and NT$7,659 thousand (US$244 thousand), and the remeasurement losses were NT$954 thousand, NT$12,035 thousand and NT$1,113 thousand (US$35 thousand)
,
 whic
h
recognized under the line item of net defined benefit liabilities
,
for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2024 and 2025, accrued pension liabilities for executive managers were NT$381,020 thousand and NT$389,792 thousand (US$12,425 thousand), respectively.

4)	The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$10,123,897	$11,431,170	$364,398
Fair value of the plan assets	(7,254,310)	(7,819,145)	(249,255)

Net defined benefit liabilities	2,869,587	3,612,025	115,143
Recorded under other payables	(18,622)	(19,057)	(608)
Recorded under other non-current assets	164,176	342,046	10,904

Recorded under net defined benefit liabilities	$3,015,141	$3,935,014	$125,439

Movements in net defined benefit liabilities were as follows:

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Balance at January 1, 2023	$10,261,997	$(6,477,877)	$3,784,120

Service cost
Current service cost	126,956	-	126,956
Past service cost and loss on settlements	1,194	-	1,194
Net interest expense (income)	236,102	(173,994)	62,108
Other termination benefit cost	7,822	-	7,822

Recognized in profit or loss	372,074	(173,994)	198,080

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(9,327)	(9,327)
Actuarial (gain) loss
Changes in financial assumptions	391,077	-	391,077
Experience adjustments	(309,843)	-	(309,843)
Changes in demographic assumptions	(6,476)	-	(6,476)

Recognized in other comprehensive income	74,758	(9,327)	65,431

Contributions from the employer	-	(597,870)	(597,870)
Benefits paid from
the pension fund	(615,377)	609,975	(5,402)
the Group	(79,659)	-	(79,659)
Liabilities extinguished on settlements	(2,830)	-	(2,830)
Liabilities assumed in a business combination (Note 29)	204,975	-	204,975
Exchange differences on foreign plans	(14,144)	32,035	17,891

Balance at December 31, 2023	10,201,794	(6,617,058)	3,584,736

Service cost
Current service cost	139,168	-	139,168
Past service cost and loss on settlements	274	-	274
Net interest expense (income)	205,562	(144,003)	61,559

Recognized in profit or loss	345,004	(144,003)	201,001

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(437,258)	(437,258)
Actuarial (gain) loss
Changes in financial assumptions	(46,189)	-	(46,189)
Experience adjustments	249,911	-	249,911

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Changes in demographic assumptions	$(16,009)	$-	$(16,009)

Recognized in other comprehensive income	187,713	(437,258)	(249,545)

Contributions from the employer	-	(646,687)	(646,687)
Benefits paid from
the pension fund	(539,124)	539,124	-
the Group	(124,601)	-	(124,601)
Liabilities extinguished on settlements	(5,836)	566	(5,270)
Liabilities assumed in a business combination (Note 29)	158,053	-	158,053
Exchange differences on foreign plans	(99,106)	51,006	(48,100)

Balance at December 31, 2024	$10,123,897	$(7,254,310)	$2,869,587

Service cost
Current service cost	131,232	-	131,232
Past service cost and loss on settlements	5,412	-	5,412
Net interest expense (income)	217,768	(157,517)	60,251

Recognized in profit or loss	354,412	(157,517)	196,895

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(379,292)	(379,292)
Actuarial (gain) loss
Changes in financial assumptions	47,483	-	47,483
Experience adjustments	1,579,901	-	1,579,901
Changes in demographic assumptions	(7,700)	-	(7,700)

Recognized in other comprehensive income	1,619,684	(379,292)	1,240,392

Contributions from the employer	-	(584,566)	(584,566)
Benefits paid from
the pension fund	(610,507)	610,507	-
the Group	(76,194)	-	(76,194)
Liabilities extinguished on settlements	(4,307)	-	(4,307)
Exchange differences on foreign plans	24,185	(53,967)	(29,782)

Balance at December 31, 2025	$11,431,170	$(7,819,145)	$3,612,025

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at December 31, 2024	$322,725	$(231,249)	$91,476

Service cost
Current service cost	4,183	-	4,183
Past service cost and loss on settlements	173	-	173
Net interest expense (income)	6,942	(5,021)	1,921

Recognized in profit or loss	11,298	(5,021)	6,277

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(12,091)	(12,091)
Actuarial (gain) loss
Changes in financial assumptions	1,514	-	1,514
Experience adjustments	50,363	-	50,363
Changes in demographic assumptions	(246)	-	(246)

Recognized in other comprehensive income	51,631	(12,091)	39,540

Contributions from the employer	-	(18,635)	(18,635)
Benefits paid from
the pension fund	(19,461)	19,461	-
the Group	(2,429)	-	(2,429)

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Liabilities extinguished on settlements	$(137)	$-	$(137)
Exchange differences on foreign plans	771	(1,720)	(949)

Balance at December 31, 2025	$364,398	$(249,255)	$115,143

5)	The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Cash	$2,394,070	$2,409,488	$76,809
Equity instruments	3,305,989	3,810,844	121,480
Debt instruments	1,246,361	1,370,940	43,702
Others	307,890	227,873	7,264

Total	$7,254,310	$7,819,145	$249,255

6)	Through the defined benefit plans under the Labor Standards Law of the R.O.C., the Group in R.O.C. are exposed to the following risks:

a)	Investment risk
The plan assets are invested in equity and debt securities, bank deposits, etc. The investment is conducted at the discretion of the Bureau or under the mandated management. However, in accordance with relevant regulations, the return generated by plan assets should not be below the interest rate for a 2-year time deposit with local banks.

b)	Interest risk
A decrease in the government bond interest rate will increase the present value of the defined benefit obligation; however, this will be partially offset by an increase in the return on the plan’s debt investments.

c)	Salary risk
The present value of the defined benefit obligation is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the present value of the defined benefit obligation.

7)
The management of ASE (Korea) Inc. is responsible for the administration of the fund and determination of the investment strategies according to related local regulations. ASE (Korea) Inc. is responsible for the shortfall between the fund and the defined benefit obligation. The plan assets are investment in the certificates of deposits.

8)
The present value of the defined benefit obligation and the related current service cost and past service cost were measured using the Projected Unit Credit Method. Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follow:

	December 31
	2024	2025

Discount rates (%)	0.81-6.50	1.08-6.15
Expected rates of salary increase (%)	1.00-5.00	1.00-5.00
The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at each balance sheet date, while holding all other assumptions constant.

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Discount rate
0.5% higher	$(641,795)	$(739,299)	$(23,567)

0.5% lower	$687,690	$794,986	$25,342

Expected rates of salary increase
0.5% higher	$646,395	$757,187	$24,137

0.5% lower	$(607,402)	$(707,930)	$(22,567)

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

9)	Maturity analysis of undiscounted pension benefit

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

No later than 1 year	$677,634	$760,181	$24,233
Later than 1 year but not later than 5 years	2,870,872	2,931,962	93,464
Later than 5 years	9,579,301	13,133,817	418,674

	$13,127,807	$16,825,960	$536,371

The Group expected to make contributions of NT$414,648 thousand and NT$640,728 thousand (US$20,425 thousand) to the defined benefit plans in the next year starting from January 1, 2025 and 2026, respectively.
As of December 31, 2024 and 2025, the average duration of the defined benefit obligation of the Group was 6 to 12 years and 5 to 12 years, respectively.